Critical Accounting Judgements, Estimates and Key Sources of Assumption Uncertainty	6 Months Ended
Jun. 30, 2025
Critical Accounting Judgements, Estimates and Key Sources of Assumption Uncertainty [Abstract]
Critical Accounting Judgements, Estimates and Key Sources of Assumption Uncertainty
5.	Critical Accounting Judgements, Estimates and Key Sources of Assumption Uncertainty

There have been no significant changes as of June 30, 2025. Please refer to Note 5 in the individual financial statements for the year ended December 31, 2024.